Long-term debt - Schedule of Long-term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 339.2	[1]	$ 224.9
Notional amount	339.2		224.9
Unamortized discount of senior unsecured notes	(1.1)		(1.6)
Deferred financing costs	(2.7)		(3.3)
Total long-term debt	335.4		220.0
Current portion	3.0		2.0
Non-current portion	332.4		218.0
Syndicated Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	225.0		107.5
11.95% $114.2 million, maturing July 27, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 114.2		$ 117.4

[1]	The 2025 figure includes the current portion of our senior unsecured notes, which are expected to be subject to a Repurchase Offer pursuant to the terms of the notes. The 2026 figure includes our syndicated credit facility which has a term-out date of May 2026. The 2027 figure includes our senior unsecured notes not subject to the Repurchase Offer due in July 2027. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.